Post-employment benefit obligations (Schedule of Movements in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	$ 18,112
Assets, end of year	16,894	$ 18,112
Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	18,112	15,794
Return on assets	685	678
Actuarial gain (loss)	(1,871)	1,555
Employer contributions	928	986
Benefits paid	(960)	(901)
Assets, end of year	$ 16,894	$ 18,112